Convertible Note	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Convertible Note
Convertible Note

Note 9. Convertible Note

	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Current liabilities
Financial Derivative Liability	221,954	250,921
Financial Liability	6,690,484	928,867

	6,912,438	1,179,788

Non-current liabilities
Financial Liability	-	5,352,544

	6,912,438	6,532,332

Nova Minerals Limited

Notes to the consolidated financial statements

31 December 2023

Reconciliations

Reconciliation of convertible note since inception to 31 December 2023 is set out below:

	31 Dec 2023	30 June 2023
	A$	A$

The opening balance of the financial liability and derivative was:
Financial Derivative Liability	250,921	2,120,963
Financial Liability	6,281,411	5,328,247
	6,532,332	7,449,210
Movement
Gain on financial derivative	(28,967)	(1,870,042)
Amortization of financial liability	(55,192)	928,281
Financial liability movement	428,333	-
Foreign exchange movement	35,932	24,883

	6,912,438	6,532,332

The financial liability and corresponding derivative represent the fair value of the loan facility Nova entered into on 27 October 2022 up to USD$7 million with an interest payable of 6.0% adjusted by the delta over a 3% SOFR floor. This was subsequently drawn down on 21 November 2022 and has a maturity of 24 months from draw down.

The facility has a conversion option which gives the lender the right to convert the principal plus any accrued interest into a variable number of shares. If Nova’s share price is greater than 150% of the conversion price, then Nova at its option may elect to force Nebari to convert the conversion amount, at the conversion price. Given the lender has the right to a variable number of shares and in accordance with IFRS 9 this constitutes a compound financial instrument which requires both a financial liability and derivative to be recognized.

The derivative is recognized first at fair value and subsequently remeasured at each reporting period with the corresponding gain or loss recognized through the profit and loss. The remaining value is recognized as a financial liability and amortized over the life of the loan based on a 25.23% effective interest rate in accordance with IFRS 9.

Nova may repay up to 50% of the outstanding principal in discounted shares (10% discount to the 15-day VWAP proceeding the prepayment date). In the event of a voluntary prepayment, Nova will also issue Nebari options to subscribe for Nova shares, with a 2 year expiry period from the date of the options issuance, at a strike price equal to a 40% premium to the VWAP of the Company’s shares for the 15 days preceding the earlier of the documentation completion date and the date at which the financing facility is announced to the public, converted at the AUD:USD exchange rate on the day preceding the conversion date (“Strike Price”) and in the amount of 80% of the Prepayment Amount divided by the Strike Price.

Note 12. Convertible Notes

	Consolidated
	30 June 2023	30 June 2022
	A$	A$
Current liabilities
Financial derivative liability	250,921	-
Financial liability	928,867	-

	1,179,788	-

Non-current liabilities
Financial liability	5,352,544	-

	6,532,332	-

Reconciliations

Reconciliation of convertible note since inception to 30 June 2023 is set out below:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$
The initial recognition of the financial liability and derivative was:
Financial derivative liability	2,120,963	-
Financial liability	5,328,247	-

	7,449,210	-

Movement to 30 June 2023
Loss on financial derivative	(1,870,042)	-
Amortization of financial liability	928,281	-

Foreign exchange loss on financial liability	24,883

	6,532,332	-

The financial liability and corresponding derivative represent the fair value of the loan facility Nova entered into on 27 October 2022 up to USD$7 million with an interest payable of 6.0% adjusted by the delta over a 3% SOFR floor. This was subsequently drawn down on 21 November 2022 and has a maturity of 24 months from draw down.

The facility has a conversion option which gives the lender the right to convert the principal plus any accrued interest into a variable number of shares. If Nova’s share price is greater than 150% of the conversion price, then Nova at its option may elect to force Nebari to convert the conversion amount, at the conversion price. Given the lender has the right to a variable number of shares and in accordance with IFRS 9 this constitutes a compound financial instrument which requires both a financial liability and derivative to be recognized.

The derivative is recognized first at fair value and subsequently remeasured at each reporting period with the corresponding gain or loss recognized through the profit and loss. The remaining value is recognized as a financial liability and amortized over the life of the loan based on a 25.89% effective interest rate in accordance with IFRS 9.

Nova may repay up to 50% of the outstanding principal in discounted shares (10% discount to the 15 day VWAP proceeding the prepayment date). In the event of a voluntary prepayment, Nova will also issue Nebari options to subscribe for Nova shares, with a 2 year expiry period from the date of the options issuance, at a strike price equal to a 40% premium to the VWAP of the Company’s shares for the 15 days preceding the earlier of the documentation completion date and the date at which the financing facility is announced to the public, converted at the AUD:USD exchange rate on the day preceding the conversion date (“Strike Price”) and in the amount of 80% of the Prepayment Amount divided by the Strike Price.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023